Share-Based Compensation - Additional Information (Details)		3 Months Ended		6 Months Ended
	Jan. 02, 2018 shares	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)	Jun. 30, 2018 USD ($) $ / shares shares	Jun. 30, 2017 USD ($) shares	Jun. 30, 2018 £ / shares	Sep. 30, 2017 shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Repurchase of deferred shares, price per share | £ / shares						£ 0.01
Share compensation expense | $		$ 1,211,000	$ 85,000	$ 2,047,000	$ 235,000
Unvested Restricted Shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, award vesting period				4 years
Share-based compensation arrangement award vesting rights description				the balance vesting ratably on a quarterly basis or monthly basis, over the remaining three years
Unvested Restricted Shares | Share-Based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation percentage of award vesting rights				25.00%
Unvested Restricted Shares and Restricted Stock Units
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized compensation cost related to unvested restricted shares outstanding | $		3,500,000		$ 3,500,000
Weighted-average period of cost expected to be recognized				2 years 9 months 21 days
Share Options
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation, award vesting period				4 years
Share-based compensation arrangement award vesting rights description				the balance vesting ratably on a monthly basis over the remaining three years
Weighted-average period of cost expected to be recognized				3 years 4 months 17 days
Share-based compensation award remaining vesting period				3 years
Share-based compensation arrangement by share-based payment award, options granted | shares				806,226	0
Weighted-average grant date fair value of share options granted | $ / shares				$ 7.89
Unrecognized compensation cost related to non-vested stock options | $		$ 7,400,000		$ 7,400,000
Term of stock options granted				10 years
Share Options | Share-Based Compensation Award, Tranche One
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation percentage of award vesting rights				25.00%
2017 Equity Incentive Plan | Employees and Directors
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of ordinary shares authorized under share-based compensation plan | shares							1,500,000
Percentage threshold of outstanding shares increased annually under share-based compensation plan				4.00%
Description of share-based compensation plan				The number of ordinary shares reserved for issuance under the 2017 Plan will automatically increase on January 1 of each year, ending on (and including) January 1, 2027, in an amount equal to 4% of the total number of shares outstanding on December 31 of the preceding calendar year.
Number of ordinary shares added under share-based compensation plan | shares	1,156,188